Fair Value Measurement	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

5. FAIR VALUE MEASUREMENT

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of June 30, 2020 and December 31, 2019:

June 30, 2020 (Unaudited)	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$95,754	$207,295	$-	$303,049
Investments in derivatives
Warrants	-	-	102,087	102,087
Total assets at fair value	$95,754	$207,295	$102,087	$405,136

December 31, 2019	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$806,778	$256,333	$-	$1,063,111
Investments in derivatives
Warrants	-	-	203,320	203,320
Total assets at fair value	$806,778	$256,333	$203,320	$1,266,431

The following is a reconciliation of Level 3 assets for the six months ended June 30, 2020:

Warrants
Balance at January 1, 2020	$203,320
Change in unrealized depreciation	(101,233)
Balance at June 30, 2020 (Unaudited)	$102,087
Net change in unrealized depreciation relating to investments still held at June 30, 2020	(101,233)

The following is a reconciliation of Level 3 assets for the six months ended June 30, 2019

Warrants
Balance at January 1, 2019	$115,721
Change in unrealized appreciation	310,195
Balance at June 30, 2019 (Unaudited)	$425,916
Net change in unrealized appreciation relating to investments still held at June 30, 2019	310,195

The following table presents the quantitative information about the Group's Level 3 fair value measurements of investment as of June 30, 2020 and December 31, 2019, which utilized significant unobservable internally-developed inputs:

June 30, 2020 (Unaudited)	Valuation technique	Unobservable input	Range (weighted average)	Sensitivity of fair value to input

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	6-12 months 73% - 277%	10% increase (decrease) in volatility would result in increase (decrease) in fair value by $20,428

December 31, 2019	Valuation technique	Unobservable input	Range (weighted average)	Sensitivity of fair value to input

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	12-18 months 73% - 301%	10% increase (decrease) in volatility would result in increase (decrease) in fair value by $17,871

Warrants

As of June 30, 2020 and December 31, 2019, the volume of the Group's derivative activities based on their notional amount and number of contracts, categorized by primary underlying risk, are as follows:

	Long Exposure
	June 30, 2020 (Unaudited)		December 31, 2019
Primary underlying risk	Notional Amounts	Number of Warrants	Notional Amounts	Number of Warrants
Equity Price
Warrants	$214,141	2,234,373	$265,576	2,234,373

The following table identifies the fair value amounts of derivative instruments included in the condensed consolidated balance sheets as derivative contracts, categorized by primary underlying risk, as of June 30, 2020 and December 31, 2019.

	June 30, 2020 (Unaudited)		December 31, 2019
Primary underlying risk	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Equity Price
Warrants	$102,087	$-	$203,320	$-

The following table identifies the net gain and loss amounts included in the condensed consolidated statement of operations as gain (loss) on investment in derivatives, net, categorized by primary underlying risk, for the six months ended June 30, 2020 and 2019:

	For the six months ended June 30,
	2020		2019
	(Unaudited)		(Unaudited)
Primary underlying risk	Realized gain (loss)	Unrealized gain (loss)	Realized gain (loss)	Unrealized gain (loss)
Equity Price
Warrants	$-	$(101,233)	$-	$310,195

Non-marketable equity securities remeasured during the six months ended June 30, 2020 are classified within Level 3 in the fair value hierarchy because the Group estimated the value based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs including volatility, rights, and obligations of the securities we hold.

The following is a summary of unrealized gain recorded in other income (expense), net, and included as adjustments to the carrying value of non-marketable investments held as of June 30, 2020. No impairment loss was recorded for the six months ended June 30, 2020.

For the six months ended June 30, 2020
(Unaudited)
Upward adjustments	$1,635,939
Total unrealized gain for non-marketable investments	$1,635,939

The following table summarizes the total carrying value of non-marketable investments held as of June 30, 2020 and December 31, 2019, including cumulative unrealized upward and downward adjustments made to the initial cost basis of the investments:

	June 30, 2020	December 31, 2019
	(Unaudited)
Initial cost basis	$6,094,712	$6,094,712
Upward adjustments	2,653,407	1,017,468
Downward adjustments (including impairment)	-	-
Total carrying value at the end of the period	$8,748,119	$7,112,180